Revenue - Summary of Transaction Price Allocated to Remaining Performance Obligations (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction Price Allocated to Remaining Performance Obligations	¥ 4,519
Performance obligations with in one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction Price Allocated to Remaining Performance Obligations	2,204
Performance obligations over one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction Price Allocated to Remaining Performance Obligations	¥ 2,315